Accounting principles, rules and methods (Policies)	12 Months Ended
Dec. 31, 2021
Accounting principles, rules and methods
Principles used in preparing the Financial Statements

2.1 Principles used in preparing the Financial Statements

The Financial Statements are presented in thousands of euros unless stated otherwise. Some amounts may be rounded for the calculation of financial information contained in the Financial Statements. Accordingly, the totals in some tables may not be the exact sum of the preceding figures.

Statement of compliance

Statement of compliance

The Company has prepared its Financial Statements for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Boards, or IASB. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (IFRS Interpretations Committee, or IFRS IC, and Standing Interpretations Committee, or SIC), whose application is mandatory for the periods presented.

Due to the listing of ordinary shares of the Company on Euronext Growth Paris (formerly known as Alternext Paris) and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Financial Statements of the Company are also prepared in accordance with IFRS as adopted by the European Union, or EU, whose application is mandatory for the periods presented.

As of December 31, 2019, 2020 and 2021, all IFRS that the IASB has published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Financial Statements comply with IFRS as issued by the IASB and as adopted by the EU.

Going concern

Going concern

The Board of Directors approved the Financial Statements on a going concern basis despite the 2021 loss of €31,247 thousand. This analysis takes into account:

●	Cash and cash equivalents as of December 31, 2021 amounted to €23.9 million;
●	The potential use of a funding line of convertible notes set up with Atlas (or “2021 Atlas Contract”) that could lead up to additional funding of up to €32 million (see Note 12.2.2). The first tranche of €4 million has been issued in April 2022 (see Note 23).

The Company believes that the level of cash and cash equivalents, supplemented by the availability of existing funding lines, is sufficient to cover the Company’s cash requirements for the next 12 months from the date of approval of the Financial Statements.

Accounting methods

Accounting methods

The accounting principles adopted for the Financial Statements as of and for the year ended December 31, 2021 are the same for the year ended December 31, 2020 with the exception of the following new standards, amendments and interpretations whose application was mandatory for the Company as of January 1, 2021:

●	Amendments to IFRS 9, IAS 39, IFRS 4, IFRS 7 and IFRS 16 – Benchmark Interest Rates Reform: Phase 2 issued on August 27, 2020; and
●	IFRS IC Decision dated April 20, 2021 Attributing Benefit to Periods of Service.

Adoptions of these standards or IFRS IC decision have not had a material impact on the Financial Statements (see Note 2.2).

Recently issued accounting pronouncements that may be relevant to the Company’s operations but have not yet been adopted are as follows:

●	Amendments to IFRS 16 Leases: Covid-19-Related Rent Concessions beyond June 30, 2021 issued on March 31, 2021 and whose application is for annual reporting periods beginning on or after April 1, 2021;
●	Amendments to IFRS 3 Business combinations, IAS 16 Property, Plant and Equipment and IAS 37 Provisions, Contingent Liabilities and Contingent Assets, Annual improvements 2018-2020, all issued on May 14, 2020 and whose application is for annual reporting periods beginning on or after January 1, 2022;
●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Classification of Liabilities as Current or Non-current – Deferral of Effective Date issued on January 23, 2020 and July 15, 2020 respectively and whose application is for annual reporting periods beginning on or after January 1, 2023; ·
●	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies issued on February 12, 2021 and whose application is for annual reporting periods beginning on or after January 1, 2023; ·
●	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates issued on February 12, 2021 and whose application is for annual reporting periods beginning on or after January 1, 2023; and
●	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction issued on May 7, 2021 and whose application is for annual reporting periods beginning on or after January 1, 2023.

The Company has not early adopted these new accounting standards, amendments and interpretations. It currently does not anticipate any significant impact on its Financial Statements at adoption date.

Change in accounting methods

2.2 Change in accounting methods

For the preparation of its Financial Statements, the Company adopted in 2021 the IFRS IC Decision dated April 20, 2021 Attributing Benefit to Periods of Service (IAS 19 Employee Benefits).

IFRIC decision lead to shorten the period to which benefits are attribued by deferring the date from which an expense is recognised. The difference has been considered as not material as of December 31, 2020 and as of December 31, 2019. The Company recognized the full impact of €30 thousand for the year ended December 31, 2021 in Other Comprehensive Income and Employee benefit obligation.

Adoptions of the other new standards identified in Note 2.1 have not had a material impact on the Financial Statements as of and for the year ended December 31, 2021.

Use of judgments and estimates

2.3 Use of judgments and estimates

To prepare the Financial Statements in accordance with IFRS, judgments and estimates were made by the Company’s management; these may have had an effect on the amounts presented under assets and liabilities, the contingent liabilities at the date of preparation of the Financial Statements and the amounts under income and expenses for the period.

Such estimates are based on the assumption of a going concern and are based on the information available at the time of their preparation. These estimates are ongoing and are based on past experience as well as diverse other factors judged to be reasonable and form the basis for the assessments of the book value of assets and liabilities. These estimates may be revised if the circumstances on which they are based change or as a result of new information. Actual results may differ significantly from such estimates if assumptions or conditions change.

The main judgments and estimates made by management relate to the following in particular:

●	The fair value measurement of founders’ warrants, warrants and free shares granted to employees and board members:
o	The fair value measurement of share-based payments is based on the Black-Scholes option valuation model which makes assumptions about complex and subjective variables. These variables notably include the value of the Company’s shares, the expected volatility of the share price over the lifetime of the instrument, and the present and future behavior of holders of those instruments. There is a high inherent risk of subjectivity when using an option valuation model to measure the fair value of share-based payments in accordance with IFRS 2 Share-based Payment; and
o	The valuation assumptions adopted are disclosed in Note 11.
●	The fair value measurement of warrants issued to Negma:
o	The fair value measurement of the equity instruments issued to Negma is based on the Black-Scholes option valuation model which makes assumptions about complex and subjective variables. These variables notably include the value of the Company’s shares, the expected volatility of the share price over the lifetime of the instrument, and the present and future behavior of holders of those instruments. There is a high inherent risk of subjectivity when using an option valuation model to measure the fair value of derivative instruments and of the equity instruments in accordance with IAS 32 Financial Instruments – Presentation (“IAS 32”) and IFRS 9;and
o	The valuation assumptions utilized are disclosed in Note 12.2.
●	The fair value measurement of convertible notes and non-convertible bonds issued to Kreos with attached warrants:
o	The fair value measurement of the derivative related to the conversion option to Kreos and the warrants issued to Kreos is based on the Black-Scholes option valuation model which makes assumptions about complex and subjective variables. These variables notably include the value of the Company’s shares, the expected volatility of the share price over the lifetime of the instrument, and the present and future behavior of holders of those instruments. There is a high inherent risk of subjectivity when using an option valuation model to measure the fair value of derivative instruments and of the equity instruments in accordance with IAS 32 Financial Instruments – Presentation (“IAS 32”) and IFRS 9. The fair value measurement of the debt component of the convertible notes was determined by discounting cash flows at market rate (unobservable input). The accounting for the day one losses resulting from those valuation are consequently subject to judgement.
o	The valuation assumptions utilized are disclosed in Note 12.2.
●	The fair value measurement of notes convertible into ordinary shares and/or redeemable in cash with attached warrants issued to Negma and notes convertible into ordinary shares and/or redeemable in cash with Atlas:
o	The fair value measurement of the convertible notes issued to Negma and Atlas is based on the binomial valuation model which makes use of assumptions and unobservable inputs. The inputs used notably include the quoted price of the Company’s shares, the expected volatility of the share price over the expected maturity of the convertible notes, and the present and future behavior of the Company and of the holders of those instruments. There is a high inherent risk of subjectivity when using an option valuation model to measure the fair value of convertible notes in accordance with IFRS 9 and IAS 32; and

o	The valuation assumptions utilized are disclosed in Note 12.2.

●	Non-recognition of deferred tax assets net of deferred tax liabilities:
o	The determination of the amount of deferred tax assets which can be recognized requires that management makes estimates on both the consumption period of tax losses carried forward, and the level of future taxable income, in terms of strategies for fiscal management; and
o	The accounting principles applied by the Company in terms of recognition of deferred tax assets are detailed in Note 2.23.

Consolidation scope and methods

2.4 Consolidation scope and methods

Biophytis controls all the legal entities included in the consolidation. An investor consolidates an investee when it controls the investee. The investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its control over the investee. This principle applies to all investees, including structured entities.

An investor must possess all of the following elements to be deemed to control an investee:

●	Control over the investee, which is described as having existing rights that give the current ability to direct the activities of the investee that significantly affect the investee’s returns;
●	Exposure, or rights, to variable returns from its involvement with the investee; and
●	Ability to exert control over the investee to affect the amount of the investor’s returns.

The subsidiaries are consolidated beginning on the date on which the Company acquires control. They are deconsolidated beginning on the date on which control ceases to be exercised.

Intra-company transactions and balances are eliminated. The financial statements of the subsidiaries are prepared for the same reference period as those of the parent company, on the basis of the same accounting methods.

As of the date of publication of these Financial Statements, the Company has the control over the following two subsidiaries:

●	Instituto Biophytis Do Brasil, a company incorporated in July 2006 under Brazilian law and registered in the state of Sao Paulo. Biophytis holds a 94.6% ownership stake in this subsidiary; and
●	Biophytis Inc., a company incorporated in September 2015 under United States law and registered in the state of Delaware. Biophytis holds a 100% ownership stake in this subsidiary.

Foreign currency translation

2.5 Foreign currency translation

For each entity, the Company determines the functional currency and items included in the Financial Statements of each entity are measured using that functional currency.

The parent company’s functional currency is the euros (€), which is the reporting currency of the Company and represented in the Financial Statements.

2.5.1 Recognition of transactions in foreign currencies

Transactions in foreign currencies are converted into the Company’s functional currency by applying the exchange rate at the date of the transactions. The monetary assets and liabilities denominated in foreign currencies are converted at the closing date into the functional currency using the rate of exchange on that date.

Foreign exchange gains and losses resulting from the conversion of monetary items correspond to the difference between the amortized cost denominated in the functional currency at the beginning of the period, adjusted for the impact of the effective interest rate and payments over the period, and the amortized cost denominated in the foreign currency converted at the exchange rate on the closing date.

2.5.2 Translation of the financial statements of foreign subsidiaries

The financial statements of entities whose functional currency is not the euro are translated as follows:

●	assets and liabilities are translated using the closing rate of the period;
●	income statement items are translated using the average rate of the period; and
●	equity items are translated using the historical rate.

The exchange differences arising on translation are directly recognized in shareholders’ equity under “Foreign currency translation adjustment.”

The exchange rates used for the preparation of the Financial Statements are as follows:

				Average rate
	Closing rate			FOR THE YEAR ENDED
EXCHANGE RATE	AS OF DECEMBER 31,			DECEMBER 31
	2019	2020	2021	2019	2020	2021
BRL	4.5157	6.3735	6.3101	4.4134	5.8943	6.3779
USD	1.1234	1.2271	1.1326	1.1195	1.1422	1.1827

Impact of the Covid-19 health crisis on the December 31, 2021 accounts

2.6 Impact of the COVID-19 health crisis on the December 31, 2021 accounts

The Company has, like many other companies, experienced disruptions due to the COVID 19 pandemic. Given the rapid changes associated with COVID 19, we have and are continuing to take the necessary precautions to protect our employees, partners and operations. For example, the Company has encouraged its employees in France and in the United States to work from home and to organize meetings and events in a virtual way whenever possible. The Company has also imposed restrictions on travel, which is now limited to professional imperatives only.

The Company’s ongoing and planned clinical studies have been impacted by COVID 19. The Company’s SARA-INT trial in sarcopenia has been impacted by the emergence of COVID 19 and subsequent lockdowns in Belgium and several American states (California and New York in particular). In light of the various measures adopted by governments and health authorities to restrict movement and protect the safety of patients, the Company had to adapt its SARA-INT protocol in order to ensure the continuity of the trial, in particular by closing all on-site activities, replacing them by phone calls, organizing Investigational Product delivery to patients’ homes, and expanding the treatment from six to nine months for some patients. Despite these interruptions of in-office study visits and other disruptions that were imposed due to the COVID 19 pandemic, the Company was able to retain most of the study participants. The last patient completed his final on-treatment visit in December 2021. Despite the impediments, a total of 203 participants completed the SARA-INT study. However only 106 patients could perform the 400m walk test, which was the primary endpoint of our study.

In addition, our MYODA program in DMD and MACA program for dry AMD, both planned for 2022 and 2023, respectively may be delayed if there is a resurgence of COVID-19 or emergence of new vaccine resistant strains.

Due to the lack of severely ill COVID-19 patients meeting the enrollment criteria, we have decided to stop enrollment in the COVA study with immediate effect and we plan to obtain topline results after the end of the 28-day treatment period during the second quarter of 2022 and complete results in the third quarter of 2022.[1]2.7 Intangible assets.

Intangible assets

2.7 Intangible assets

2.7.1 Research and development expenses

Research and development costs are recognized as expenses when incurred. Costs incurred on development projects are recognized as intangible assets when the following criteria are fulfilled:

●	it is technically feasible to complete the intangible asset so that it will be available for use or sale;
●	management intends to complete the intangible asset and use or sell it;
●	there is an ability to use or sell the intangible asset;
●	it can be demonstrated how the intangible asset will generate probable future economic benefits;
●	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
●	the expenditure attributable to the intangible asset during its development can be reliably measured.

In the opinion of management, due to uncertainties inherent in the development of the Company’s drug candidates, the criteria for research and development costs to be recognized as an intangible asset, as prescribed by IAS 38 Intangible Assets, have not been met and all research and development costs historically have been expensed.

[1] RvM rev.

2.7.2 Patents and software

Patents and software license acquisition costs are recorded as assets based on the costs incurred to acquire the related patents and licenses.

2.7.3 Amortization duration and expense

When intangible assets have a finite useful life, amortization is calculated using the straight-line method over this period, specifically:

Items	Amortization period
Development costs	Estimated useful life of the project
Acquired patents	Estimated useful life of the patents
Metabrain	19 years
Iris Pharma	20 years
Stanislas Veillet (BIO101)	19 years
Software	3 to 5 years

The value of intangible assets is tested when there is any indication that it may be impaired. The quantitative and qualitative factors are reviewed at each reporting date, in particular factors linked to research and development portfolio, pharmacovigilance, patents litigation and new competitors. When a factor indicates that an asset may have lost value, Biophytis estimates its recoverable value. The test consists of comparing the net book value of these assets with their recoverable amount. When the net book value exceeds the recoverable amount, an impairment loss is recognized for the difference.

Property, plant and equipment

2.8 Property, plant and equipment

Property, plant and equipment are valued at their cost of acquisition (purchase price and incidental expenses to ready the assets for their intended use) or their cost of production by the Company.

Assets are depreciated on a straight-line basis over their useful life.

They are depreciated using the straight-line method over the following periods:

Items	Depreciation periods
General facilities, fixtures and fittings	3 to 15 years
Technical installations, equipment and tooling	5 to 7 years
Office and IT equipment	3 to 5 years
Furniture	3 to 5 years
Transport equipment	3 to 5 years

The depreciation expenses for property, plant and equipment are recognized in the statement of consolidated operations under:

●	“General and administrative expenses” for depreciation of facilities, fixtures and fittings, office and IT equipment, and furniture; and
●	“Research and development expenses” for depreciation of laboratory equipment.

Lease agreements

2.9 Lease agreements

Items held under lease agreements as defined by IFRS 16, Leases, and that do not meet the criteria for accounting exemptions for tenants (low-value asset leases and short-term agreements of less than 12 months) are shown as right of use assets in the statements of consolidated financial position. The corresponding liability is reported under “Financial liabilities” as a lease liability.

Leases payments that meet the exemptions criteria are recognized under expenses in the statements of consolidated operations on a straight-line basis over the term of the contract (refer to Note 21.1).

Recoverable value of non-current assets

2.10 Recoverable value of non-current assets

Assets with an indefinite useful life are not depreciated and are subjected to an annual impairment test. Definite-lived assets are subject to an impairment test whenever there is any internal or external indicator that their value may be impaired.

Impairment indicators include in particular:

●	mixed or negative results from preclinical and clinical trials;
●	significant delay with the clinical trial development schedule.

Financial assets

2.11 Financial assets

As of December 31, 2020 and 2021, the financial assets of the Company are classified into two categories depending on their nature and objectives for keeping such assets in accordance with IFRS 9:

●	financial assets at fair value through profit or loss; and
●	financial assets at amortized costs.

All financial assets are initially recognized at their fair value plus acquisition costs. All purchases and sales of financial assets are recognized on the settlement date.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

The financial assets related to the guarantee deposits and the related financial liabilities are presented separately in accordance with IAS 32.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss consist of:

●	cash and cash equivalents as of December 31, 2021 and 2020;
●	short-term deposits as of December 31, 2021 presented in other current financial assets;

Gains or losses arising from changes in the fair value of the “financial assets at fair value through profit or loss” category as determined at each reporting date are presented in the statements of consolidated operations within “Financial income (loss)” in the period in which they arise.

Other financial assets may also voluntarily be classified in this category.

Financial assets at amortized cost

Financial assets at amortized cost are mainly non-current financial assets, other current financial assets, loans and other receivables, and trade receivables measured at amortized cost using the effective interest rate method, adjusted for expected credit losses.

Impairment of financial assets measured at amortized cost

The Company considers that a financial asset is impaired according to the expected loss method in order to take into account any defaults during the asset holding period. The amount of the expected loss is recognized in the statements of financial position. Impairment losses are recognized in the statements of consolidated operations.

Cash and cash equivalents

2.12 Cash and cash equivalents

Cash and cash equivalents recognized in the statements of consolidated financial position include bank deposits, cash at hand and short-term deposits with an initial maturity of less than three months.

Cash equivalents are easily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. They are held for the purpose of meeting short term cash commitments They are assessed at fair value and changes in value are recognized under “Financial income (loss)”.

Fair value of financial instruments

2.13 Fair value of financial instruments

Borrowings and financial debts (excluding derivative financial instruments and convertible notes issued to Atlas and Negma) are initially recognized at fair value and subsequently measured at amortized cost, measured using the effective interest rate (EIR) method.

Convertible notes issued to Negma and Atlas were measured at fair value through profit or loss in accordance with IFRS 9.

The fair value of trade receivables and trade payables is considered as their book value, given their very short payment maturities. The same principle applies to other receivables, other current financial assets and other current liabilities.

The Company has distinguished three categories of financial instruments depending on their valuation methods and uses this classification to disclose some of the information required by IFRS 7 Financial Instruments: Disclosures:

●	Level 1: financial instruments listed on an active market;
●	Level 2: financial instruments whose valuation methods rely on observable inputs; and
●	Level 3: financial instruments whose valuation methods rely entirely or partly on unobservable inputs, an unobservable input being defined as one whose measurement relies on assumptions or correlations that are not based on the prices of observable market transactions for a given instrument or on observable market data on the valuation date.

The Company’s financial instruments that are recognized at fair value through profit or loss are:

●	short term deposits which are classified as Level 1; and
●	derivative financial instruments and convertible notes issued to Negma and Atlas (see Note 12.2), which are classified as Level 3.

Liquidity agreement

2.14 Liquidity agreement

Following its listing on the stock market “Alternext Paris” (now called Euronext Growth Paris), the Company signed a liquidity agreement with a specialized institution in order to limit the “intra-day” volatility of Biophytis’ shares.

For this purpose, the Company made an initial advance payment of €300 thousand to this institution in order that the latter can take long or short positions in the Company’s shares. Shares acquired under this arrangement are recorded as treasury shares of the Company at cost.

Gain and losses from the disposal of these treasury shares is recognized under shareholders’ equity.

The cash reserve related to the liquidity agreement is presented under “Non-current financial assets.”

Public subsidies

2.15 Public subsidies

Conditional advances

The Company benefits from conditional advances. The detail of these public grants is provided in Note 12.1.

They are recognized in accordance with IAS 20 Accounting for government’s grants and disclosures of governments assistance. These are financial advances granted at interest rates lower than those of the market and are valued at amortized cost in accordance with IFRS 9, as follows:

●	The rate advantage is determined by using a discount rate corresponding to a market rate at the grant date. The amount resulting from the rate advantage obtained at the grant date of the conditional advance is considered as a subsidy recognized in the statements of consolidated operations; and
●	The financial cost of the conditional advances calculated at market rates is subsequently recognized in financial expenses.

The subsidies related to the rate advantage are presented as a reduction under the “Research and Development” line item.

These advances are recognized in “Non-current financial liabilities” or “Current financial liabilities” depending on their maturities. In the event of failure of the project, the debt is written off and recognized as a subsidy.

Subsidies

Subsidies received by the Company are recognized as soon as the corresponding receivable becomes certain, taking into account conditions imposed for the grant of the subsidy.

Operating subsidies are deducted from research and development expenses.

Research tax credit

The Company benefits from certain provisions of the French General Tax Code relating to research tax credits.

The Company receives certain specific project-related research tax credits (“Crédit d’Impôt Recherche”, or “CIR”), which are granted to companies incorporated in France as an incentive for technical and scientific research. Companies with expenses that meet the eligibility criteria receive a tax credit that (i) can be used to offset against corporate income tax due in the year, as well as in the following three financial years, in which it is granted, or, (ii) under certain circumstances, can be paid directly to the Company for its surplus.

If a company meets certain criteria in terms of sales, headcount or assets to be considered as a small / medium size company as defined by the European Union, it may request an immediate payment of the research tax credit. Biophytis meets such criteria.

The Company considers the research tax credit received from French Tax Authorities as government grants based on the fact that the tax credits are received independently from tax payments. The Company recognizes these credits as other current receivables given the expected time of collection. These credits are presented in the statements of consolidated operations as credits to research and development expense.

Research tax credits are subject to audit by the French Tax Authorities.

Receivables

2.16 Receivables

Receivables are valued at their nominal value.

Impairment allowances include expected losses as required by IFRS 9, rather than incurred losses. No impairment allowances were determined to be necessary as of December 31, 2021 or 2020.

Other receivables include the nominal value of the CIR research tax credit which is recognized when expenses eligible to the research tax credit are incurred.

Capital

2.17 Capital

Classification as equity depends on the specific analysis of the characteristics of each instrument issued. The Company’s ordinary shares are classified as equity instruments.

Costs directly attributable to the issuance of shares are recognized, net of tax, as a reduction from shareholders’ equity.

Share-based payments

2.18 Share-based payments

Since its incorporation, the Company has implemented several compensation plans settled in equity instruments in the form of warrants (“BSA”), founders’ warrants (“BSPCE”) and free shares attributed to employees and board members.

In accordance with IFRS 2 Share-based Payment, the cost of transactions settled in equity instruments is recognized under expenses in the period in which the rights to benefit from the equity instruments are acquired by the holder.

The fair value of the warrants granted to employees is measured using the Black-Scholes option valuation model. The same is true for warrants granted to other individuals supplying similar services, the market value of the latter not being determinable.

The assumptions used in measuring the fair value of such compensation plan equity issuances are described in Note 11.

Employment benefit obligations

2.19 Employment benefit obligations

The French employees of the Company are entitled to retirement benefits provided for under French law, and include:

●	a retirement benefit, paid by the Company at the time of their retirement (defined benefit plan); and
●	payment of retirement pensions by the Social Security bodies, which are financed by contributions from companies and employees (defined contribution plan).

Retirement plans, related payments and other company benefits which are classified as defined benefit plans (plans in which the Company undertakes to guarantee a defined amount or level of benefit) are recognized in the statements of consolidated financial position on the basis of an actuarial valuation of the commitments at the end of the period, after deduction of the fair value of the related plan assets dedicated to them.

This valuation is based on the projected unit credit method, taking into account staff turnover and mortality rates. Any actuarial variances are recognized in consolidated shareholders’ equity under “Other comprehensive income (loss).”

The payments made by the Company for defined contribution plans are recognized as expense in the statements of consolidated operations for the period to which they relate.

Provisions

2.20 Provisions

A provision is recognized if, as a result of a past event, a company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the reporting date.

Financial liabilities

2.21 Financial liabilities

Financial liabilities are classified into two categories and include:

●	financial liabilities recognized at amortized cost; and
●	financial liabilities recognized at fair value through profit or loss.

Financial liabilities recognized at amortized cost

Borrowings and other financial liabilities, such as conditional advances, are recognized at amortized cost calculated using the effective interest rate. The portion of financial liabilities due in less than one year is presented under current financial liabilities.

During the year ended December 31, 2018, the Company issued three tranches of non-convertible bonds with warrants attached to the first tranche. This financial instrument includes: a debt component related to the non-convertible bonds (measured at amortized cost) and an equity instrument related to the warrants (measured at fair value at the issue date in equity instruments in accordance with IAS 32 / IFRS 9). The fourth tranche of non-convertible bonds was issued during the year ended December 31, 2019. Transaction costs are allocated to the debt component and the equity instrument in proportion to their respective estimated values.

The accounting treatment of this compound financial instrument is detailed in Note 12.2.3.

During the year ended December 31, 2021, the Company issued non-convertible bonds and convertible notes to Kreos. Non-convertible bonds and debt component of the convertible notes were initially recorded at fair value and subsequently measured at amortized cost.

Financial liabilities recognized at fair value through profit or loss

During the years ended December 31, 2020 and 2021, the Company issued notes convertible into ordinary shares and/or redeemable in cash, with attached warrants to Negma and Atlas. This financial instrument includes: a hybrid component related to the convertible notes (measured at fair value through profit or loss in accordance with IFRS 9) and an equity instrument related to the warrants (measured at fair value at the issuance date in equity instruments in accordance with IAS 32). Transactions costs are recognized in financial expenses at the issuance date of the convertible notes.

At issuance date, a day one loss has been recognized in financial expense for the difference between the fair value of the convertible notes plus the fair value of the attached warrants (if any) as estimated by the Company on the one hand, and the transaction price (i.e. proceeds received on the other hand).

The accounting treatment of this hybrid financial instrument is detailed in Notes 12.2.1 and 12.2.2.

During the year ended December 31, 2021, the Company issued three tranches of the loan concluded on November 19, 2021 with Kreos consisting of non-convertible bonds and convertible notes with attached warrants.

This financial instrument includes several components measured at fair value through profit or loss in accordance with IFRS 9: a derivative financial instrument related to the conversion option of the convertible notes and a derivative financial instrument related to the warrants.

Day one loss

At issuance date, initial measurement at fair value of the convertible notes and the warrants issued to Kreos resulted in the recognition of day one losses.

As the fair value of these day one losses are based on unobservable inputs (Level 3), these day one losses have been deferred in accordance with IFRS 9 B5.1.2A. The deferred day one losses have been recognized as separate assets under other non-current financial asset and other current financial asset lines items and are amortized over their underlying respective maturity through profit or loss.

The accounting treatment of this hybrid financial instrument is detailed in Note 12.2.3.

Income tax

2.22 Income tax

The tax assets and liabilities payable for the fiscal year and the previous fiscal year are valued at the amount that the Company expects to recover from or pay to the tax authorities.

The tax rates and the tax regulations used to determine these amounts are those which have been enacted at the balance sheet date. Deferred taxes are recognized using the liability method on temporary differences at the balance sheet date between the tax bases of assets and liabilities and their book values in the Financial Statements as well as on tax losses carried forward.

Deferred tax assets are recognized in respect of tax losses that may be carried forward when it is probable that the Company will have future taxable profits to which these unused tax losses can be allocated. The determination of the amount of deferred tax assets that can be recognized requires management to make estimates both concerning the period during which the tax losses will be used and the level of future taxable profits taking into account tax strategies developed by management as well as any deferred tax liabilities that exist.

Segment information

2.23 Segment information

The Company operates in only one segment: the development of drug candidates that slow the degenerative processes associated with aging and improve functional outcomes for patients suffering from age-related diseases.

The assets, liabilities and the operating loss presented in the Financial Statements are based on the parent company’s operations located in France and the expansion of the Company into the United States which began in 2018. A majority of the research and development expenses and general and administrative expenses have been incurred in France and since 2018, such expenses have also been incurred in the United States.

Earnings per share

2.24 Earnings per share

Basic earnings (loss) per share is calculated by dividing the net income (loss) attributable to shareholders of Biophytis by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per share is calculated by adjusting the net income (loss) attributable to shareholders of Biophytis and the weighted average number of ordinary shares in circulation by the effects of all potentially dilutive ordinary shares. If the inclusion of instruments giving deferred access to capital (warrants, founders’ warrants, free shares or convertible notes) creates an anti-dilutive effect, those instruments are not taken into account.